SHARE-BASED COMPENSATION - Schedule of share options activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Outstanding, Beginning balance	10,378,710	0
Granted	775,561	10,378,710
Forfeited	(1,081,038)
Outstanding, Ending balance	10,073,233	10,378,710
Weighted average exercise price
Outstanding, Beginning balance	$ 2.89	$ 0
Granted	2.89	2.89
Forfeited	2.89
Outstanding, Ending balance	2.89	2.89
Weighted average grant-date fair value
Outstanding, Beginning balance	1.90	0
Granted	4.83	1.90
Forfeited	2.21
Outstanding, Ending balance	$ 2.08	$ 1.90
Weighted remaining contractual years
Weighted remaining contractual years	8 years 9 months 25 days
Aggregate intrinsic value
Outstanding, Beginning balance
Outstanding, Ending balance	$ 60,831